Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Cash Flows (Unaudited) - Parent [Member] - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (13,101,457)	$ (715,427)
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	2,156,771	765,420
Realized (loss) gain on short-term investments	3,094,084	(166,931)
Change in fair value of short-term investments	7,617,502
Changes in operating assets and liabilities:
Due from subsidiaries	93,083	105,058
Due to related parties	192,807
Net cash (used in) provided by operating activities	52,790	(11,880)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of short-term investments	(313,541)
Sale of short-term investments	313,541
Net cash used in investing activities
EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	7,076	120
Net increase in cash	59,866	(11,760)
Cash, beginning of period	9,248	28,917	$ 28,917
Cash, end of period	$ 69,114	$ 17,157	$ 9,248